UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.   20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [    ] ; Amendment Number : ______________
	This Amendment  (Check only one.) :  	[   ]  is a restatement.
						[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report :

Name:			CRA Real Estate Securities, LP
Address:		259 N. Radnor-Chester Road Suite 205
			Radnor, PA  19087

Form 13F 	File Number: 		28-6044

The institutional investment manager filing this report and the person by whom it is signing hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		T. Ritson Ferguson
Title:		President
Phone:		610-995-8902

Signature, Place, and Date of Signing:

    T. Ritson Ferguson		Radnor, PA  			6/16/99






Report Type (Check only one.):

[ X ] 	13F HOLDINGS REPORT.

[     ]	13F NOTICE.

[     ] 	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.






Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 		1

Form 13F Information Table Entry Total:	80

Form 13F Information Table Value Total: 	$ 1,412,229(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.		Form 13F File Number			Name


1		28-2437				Strategic Investment Management


























                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp.             COM              00163T109    24643  1048641 SH       SOLE                   899141            149500
                                                               954    40600 SH       DEFINED 01              40600
American Industrial Properties COM              026791202      695    49200 SH       SOLE                    49200
American Real Estate Investmen COM              029166105    11712   699196 SH       SOLE                   665796             33400
Apartment Investors Management COM              03748R101    55297  1293489 SH       SOLE                  1128689            164800
                                                              1919    44900 SH       DEFINED 01              44900
Archstone Communities Trust    COM              039581103    30217  1377400 SH       SOLE                  1168200            209200
Arden Realty Inc               COM              039793104    27215  1105190 SH       SOLE                   952190            153000
                                                              1091    44300 SH       DEFINED 01              44300
AvalonBay Communities Inc      COM              053484101    72555  1960946 SH       SOLE                  1705579            255367
                                                              2359    63763 SH       DEFINED 01              63763
BRE Properties                 COM              05564E106    24976   960596 SH       SOLE                   819796            140800
                                                              1006    38700 SH       DEFINED 01              38700
Bradley Real Estate Inc        COM              104580105    31605  1523139 SH       SOLE                  1311639            211500
                                                              1156    55700 SH       DEFINED 01              55700
CBL and Associates Properties  COM              124830100      957    36300 SH       SOLE                    36300
Camden Property Trust          COM              133131102    47319  1705221 SH       SOLE                  1479121            226100
                                                              1720    62000 SH       DEFINED 01              62000
CarrAmerica Realty Corp        COM              144418100    57535  2301412 SH       SOLE                  2019212            282200
                                                              1997    79900 SH       DEFINED 01              79900
Developers Diversified Realty  COM              251591103    45265  2682351 SH       SOLE                  2353151            329200
                                                              1596    94600 SH       DEFINED 01              94600
Duke-Weeks Realty Corp         COM              264411505    49807  2207536 SH       SOLE                  1922736            284800
                                                              1742    77200 SH       DEFINED 01              77200
Equity Office                  COM              294741103    53086  2071662 SH       SOLE                  1771148            300514
                                                              1877    73258 SH       DEFINED 01              73258
Equity Residential Properties  COM              29476L107    65803  1460244 SH       SOLE                  1269094            191150
                                                              2154    47800 SH       DEFINED 01              47800
Federal Realty Investment Trus COM              313747206     1351    58900 SH       SOLE                    58900
Felcor Lodging Trust, Inc.     COM              31430F101    25506  1229210 SH       SOLE                  1035110            194100
                                                               984    47400 SH       DEFINED 01              47400
Gables Residential Trust       COM              362418105     8258   342300 SH       SOLE                   324700             17600
General Growth Properties Inc  COM              370021107    54051  1522572 SH       SOLE                  1331772            190800
                                                              1899    53500 SH       DEFINED 01              53500
Highwoods Properties Inc       COM              431284108    63276  2306198 SH       SOLE                  2016398            289800
                                                              2162    78800 SH       DEFINED 01              78800
Host Marriott Corp             COM              44107P104    40800  3435754 SH       SOLE                  2969614            466140
                                                              1413   118950 SH       DEFINED 01             118950
JDN Realty Corp                COM              465917102    34777  1554277 SH       SOLE                  1375477            178800
                                                              1245    55650 SH       DEFINED 01              55650
Kilroy Realty Corp             COM              49427F108    28377  1164207 SH       SOLE                  1004007            160200
                                                              1041    42700 SH       DEFINED 01              42700
Kimco Realty Corp.             COM              49446R109    28810   724773 SH       SOLE                   629573             95200
                                                              1018    25600 SH       DEFINED 01              25600
Koger Equity Inc.              COM              500228101      363    19700 SH       SOLE                    19700
Liberty Property Trust         COM              531172104     6977   280500 SH       SOLE                   260700             19800
Macerich Co                    COM              554382101      921    35100 SH       SOLE                    35100
Mack-Cali Realty               COM              554489104    19436   628230 SH       SOLE                   539230             89000
                                                               801    25900 SH       DEFINED 01              25900
MeriStar Hospitality Corp.     COM              58984Y103     1656    73816 SH       SOLE                    58816             15000
PS Business Parks Inc.         COM              69360J107    13930   571501 SH       SOLE                   490401             81100
Pan Pacific Retail Properties  COM              69806L104      721    37200 SH       SOLE                    37200
Post Properties                COM              737464107    39383   960562 SH       SOLE                   843862            116700
                                                              1267    30900 SH       DEFINED 01              30900
Prentiss Properties Trust      COM              740706106    58931  2494444 SH       SOLE                  2184544            309900
                                                              1987    84100 SH       DEFINED 01              84100
Prologis Trust                 COM              743410102    24401  1204983 SH       SOLE                  1049383            155600
                                                               980    48400 SH       DEFINED 01              48400
Public Storage Inc             COM              74460D109    31459  1123523 SH       SOLE                   962323            161200
                                                              1210    43200 SH       DEFINED 01              43200
Regency Realty Corp            COM              758939102      691    31500 SH       SOLE                    31500
Rouse Co.                      COM              779273101    22609   891000 SH       SOLE                   761700            129300
Simon Property Group Inc       COM              828806109    47008  1852530 SH       SOLE                  1617826            234704
                                                              1563    61592 SH       DEFINED 01              61592
Spieker Properties Inc         COM              848497103    25734   661951 SH       SOLE                   569151             92800
                                                               976    25100 SH       DEFINED 01              25100
Starwood Lodging Trust         COM              85590A203    55009  1799880 SH       SOLE                  1613286            186594
                                                              1878    61459 SH       DEFINED 01              61459
TriNet Corp.                   COM              896287109    26705   964500 SH       SOLE                   841600            122900
                                                               911    32900 SH       DEFINED 01              32900
Trizec Hahn Corp               COM              896938107    32330  1586773 SH       SOLE                  1427373            159400
                                                              1053    51700 SH       DEFINED 01              51700
Urban Shopping Centers Inc     COM              917060105    26495   841123 SH       SOLE                   726823            114300
                                                               942    29900 SH       DEFINED 01              29900
Vornado Realty Trust           COM              929042109    24288   687800 SH       SOLE                   590200             97600
Walden Residential Prop        COM              931210108     1662    77300 SH       SOLE                    77300
Weingarten Rlty.               COM              948741103     4096    98100 SH       SOLE                    83100             15000
                                                               171     4100 SH       DEFINED 01               4100
Simon Property Group Preferred PFD CV           828806406    17190   223242 SH       SOLE                   223242
Walden Residential Preferred   PFD CV           931210603     3272   163073 SH       DEFINED 01             163073
REPORT SUMMARY			 80 DATA RECORDS		     1412229		1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED